Other Payables	6 Months Ended
Sep. 30, 2024
Other Payables [Abstract]
OTHER PAYABLES

Note 13 — OTHER PAYABLES

The components of other payables are as follows:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Other payables
Current
Accrued expenses	2,129,153	736,012	573,620
Accrued expenses - IPO	891,819	—	—
Other payables	37,809	332,634	259,240
	3,058,781	1,068,646	832,860

Accrued expenses mainly consist of professional service fees and cost incurred for operating activities which are yet to bill.

Accrued expenses - IPO mainly consist of professional service fees incurred in relation to the IPO which are yet to bill.

Other payables mainly consist of payable for other services and utilities expenses.